T. ROWE PRICE Health Sciences Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.7%
BIOTECHNOLOGY 22.7%
International Biotechnology 0.0%
Ideaya Biosciences (1) 15,613 175
175
Major Biotechnology 6.3%
Alkermes (1) 3,602 95
Amgen  25,782 6,235
Biogen (1) 14,679 3,091
BioNTech, ADR (1) 52,333 8,926
Celldex Therapeutics (1) 35,906 1,223
Exact Sciences (1) 57,970 4,053
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 104
Exact Sciences Expense Fund,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 171 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 52
Neurocrine Biosciences (1) 14,798 1,387
Royalty Pharma, Class A  70,790 2,758
Seagen (1) 44,275 6,378
Vertex Pharmaceuticals (1) 59,686 15,576
49,878
Other Biotechnology 16.4%
Aadi Bioscience (1) 14,382 244
ACADIA Pharmaceuticals (1) 47,919 1,161
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $826 (1)(2)(3) 826,005 724
Adaptive Biotechnologies (1) 36,898 512
ADC Therapeutics (1) 48,644 715
Agios Pharmaceuticals (1) 20,097 585
Alector (1) 23,304 332
Allogene Therapeutics (1) 61,101 557
Alnylam Pharmaceuticals (1) 60,066 9,808
Annexon (1) 19,400 53
Apellis Pharmaceuticals (1) 57,871 2,940
Arvinas (1) 25,180 1,695
Ascendis Pharma, ADR (1) 37,299 4,377
Atea Pharmaceuticals (1) 18,941 137
Avidity Biosciences (1) 46,436 858
BeiGene, ADR (1) 9,640 1,818
Blueprint Medicines (1) 34,339 2,194
C4 Therapeutics (1) 53,787 1,305
Centessa Pharmaceuticals, Acquisition
Date: 1/29/21, Cost $320 (1)(3) 29,134 261
Cerevel Therapeutics Holdings (1) 81,293 2,846
CRISPR Therapeutics (1) 10,514 660
CureVac (1) 16,100 316
Day One Biopharmaceuticals (1) 21,111 209
Denali Therapeutics (1) 65,128 2,095
Design Therapeutics (1) 19,211 310
DICE Therapeutics (1) 27,071 518
Shares $ Value
(Cost and value in $000s)
‡
Enanta Pharmaceuticals (1) 6,600 470
EQRx (1) 51,453 212
EQRx, Warrants, 4/29/21, 11.50% (1) 11,096 9
Evotec (EUR) (1) 26,258 790
Exelixis (1) 168,106 3,811
Fate Therapeutics (1) 48,503 1,880
Flame Biosciences, Acquisition Date:
9/28/20, Cost $247 (1)(2)(3) 37,754 247
Generation Bio (1) 78,710 578
Genmab (DKK) (1) 11,131 4,020
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 20
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 18
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 17
Global Blood Therapeutics (1) 3,324 115
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253 (1)(2)(3) 253,263 88
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 24
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 20
Helix Acquisition, Class A (1) 20,766 231
Helix Acquisition SPAC/MoonLake
Immunotherapeutics PIPE, Acquisition
Date: 10/4/21, Cost $200 (1)(3) 20,002 200
IGM Biosciences (1) 15,538 415
Imago Biosciences (1) 30,165 581
Immuneering, Class A (1) 66,270 429
Immunocore Holdings, ADR (1) 11,691 350
Incyte (1) 76,930 6,110
Insmed (1) 111,462 2,619
Intellia Therapeutics (1) 17,927 1,303
Ionis Pharmaceuticals (1) 62,143 2,302
Iovance Biotherapeutics (1) 72,015 1,199
IVERIC bio (1) 102,480 1,725
Karuna Therapeutics (1) 18,990 2,408
Kodiak Sciences (1) 27,916 216
Kronos Bio (1) 5,591 40
Kymera Therapeutics (1) 35,263 1,492
LianBio, Acquisition Date: 10/28/20,
Cost $519 (1)(3) 53,577 189
Longboard Pharmaceuticals (1) 23,089 120
Lonza Group (CHF)  3,528 2,556
MeiraGTx Holdings (1) 16,336 226
Mirati Therapeutics (1) 23,121 1,901
Moderna (1) 53,643 9,241
Monte Rosa Therapeutics (1) 60,977 855
Morphic Holding (1) 10,076 405
Novocure (1) 51,098 4,233
Nurix Therapeutics (1) 24,481 343
Pardes Biosciences (1) 33,343 241

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Prelude Therapeutics (1) 10,060 69
Progenic Pharmaceuticals, CVR (2) 45,500 38
Protagonist Therapeutics (1) 8,890 211
Prothena (1) 35,038 1,281
PTC Therapeutics (1) 13,751 513
RAPT Therapeutics (1) 33,540 738
Regeneron Pharmaceuticals (1) 20,494 14,313
REGENXBIO (1) 7,700 256
Relay Therapeutics (1) 47,135 1,411
Repligen (1) 6,429 1,209
Replimune Group (1) 51,331 872
REVOLUTION Medicines (1) 44,100 1,125
Rocket Pharmaceuticals (1) 14,966 237
Sage Therapeutics (1) 31,313 1,036
Sana Biotechnology (1) 21,947 181
Sarepta Therapeutics (1) 20,544 1,605
Scholar Rock Holding (1) 47,384 611
SpringWorks Therapeutics (1) 10,734 606
Stoke Therapeutics (1) 13,589 286
Tenaya Therapeutics (1) 32,785 386
Theseus Pharmaceuticals (1) 34,181 394
Theseus Pharmaceuticals, Acquisition
Date: 2/9/21, Cost $199 (1)(3) 17,348 190
Turning Point Therapeutics (1) 17,562 472
Ultragenyx Pharmaceutical (1) 76,205 5,534
uniQure (1) 9,800 177
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 103,855 54
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 49
Vividion Therapeutics, Milestone
Payment 3, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 34
Xencor (1) 38,327 1,023
Zai Lab, ADR (1) 20,536 903
Zentalis Pharmaceuticals (1) 42,851 1,977
129,270
Total Biotechnology 179,323
LIFE SCIENCES 14.6%
Life Sciences 14.6%
Abcam (GBP) (1) 52,713 953
Agilent Technologies  102,156 13,518
Bio-Techne  4,846 2,099
Bruker  89,566 5,759
Danaher  107,264 31,464
Dynamics Special Purpose,
Acquisition Date: 12/20/21,
Cost $— (1)(3) 5,211 46
Dynamics Special Purpose,
Acquisition Date: 5/26/21,
Cost $469 (1)(3) 46,897 440
Dynamics Special Purpose SPAC/
Senti Biosciences PIPE, Class
A, Acquisition Date: 12/20/21,
Cost $239 (1)(3) 23,869 212
Ginkgo Bioworks Holdings (1) 280,302 1,130
Shares $ Value
(Cost and value in $000s)
‡
Maravai LifeSciences Holdings, Class
A (1) 39,210 1,383
MaxCyte (GBP) (1) 27,070 190
Mettler-Toledo International (1) 1,976 2,713
Olink Holding, ADR (1) 88,812 1,568
Ortho Clinical Diagnostics Holdings (1) 154,457 2,882
Pacific Biosciences of California (1) 129,071 1,175
Quanterix (1) 21,716 634
Quantum-Si (1) 35,330 165
Quidel (1) 18,683 2,101
Rapid Micro Biosystems, Class A (1) 31,689 215
Schrodinger (1) 9,112 311
Seer (1) 84,700 1,291
SomaLogic (1) 212,413 1,704
SomaLogic, Acquisition Date: 9/2/21,
Cost $— (1)(3) 174,553 9
SomaLogic, Warrants, 2/3/21,
11.50% (1) 4,962 10
Thermo Fisher Scientific  67,794 40,043
Twist Bioscience (1) 18,643 921
Waters (1) 7,200 2,235
Total Life Sciences 115,171
MISCELLANEOUS 0.2%
Miscellaneous 0.2%
BCLS Acquisition, Class A (1) 28,268 279
Health Sciences Acquisitions Corp
2 (1) 30,999 307
Revolution Healthcare Acquisition (1) 77,870 770
Total Miscellaneous 1,356
PHARMACEUTICALS 11.0%
Major Pharmaceuticals 11.0%
AbbVie  104,201 16,892
AstraZeneca, ADR  349,291 23,172
Daiichi Sankyo (JPY)  140,400 3,066
Eli Lilly  88,920 25,464
Merck  117,357 9,629
Roche Holding (CHF)  22,653 8,963
Total Pharmaceuticals 87,186
PRODUCTS & DEVICES 19.5%
Capital Equipment 0.5%
PROCEPT BioRobotics (1) 45,683 1,598
STERIS  10,500 2,539
4,137
Implants 9.5%
AtriCure (1) 10,377 682
Becton Dickinson & Company  57,183 15,211
Intuitive Surgical (1) 91,004 27,454
iRhythm Technologies (1) 16,628 2,618
Stryker  72,764 19,453
Teleflex  17,795 6,314
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 461
Zimmer Biomet Holdings  21,200 2,712
74,905

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Other Products & Devices 9.5%
10X Genomics, Class A (1) 25,154 1,913
Alcon (CHF)  34,031 2,696
Argenx, ADR (1) 40,331 12,717
Avantor (1) 198,158 6,702
Burning Rock Biotech, ADR (1) 10,102 94
Catalent (1) 41,406 4,592
Cooper  9,646 4,028
Dexcom (1) 11,833 6,054
Hologic (1) 141,866 10,898
Inari Medical (1) 10,469 949
Insulet (1) 16,708 4,451
Lantheus Holdings (1) 41,058 2,271
Nevro (1) 10,282 744
Outset Medical (1) 23,894 1,085
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 316
Penumbra (1) 22,482 4,994
Saluda Medical, Acquisition Date:
1/20/22, Cost $— (1)(2)(3) 9,344 —
Shockwave Medical (1) 32,827 6,807
Warby Parker, Class A (1) 106,349 3,595
74,906
Total Products & Devices 153,948
SERVICES 22.4%
Distribution 0.1%
Option Care Health (1) 39,062 1,116
1,116
Information 0.1%
Sema4 Holdings (1) 63,949 196
Sema4 Holdings, Warrants, 10/23/20,
11.50% (1) 11,396 8
Sophia Genetics (1) 49,059 379
583
Information 1.6%
Doximity, Class A (1) 106,253 5,535
Veeva Systems, Class A (1) 34,936 7,422
12,957
Other Services 2.6%
Agiliti (1) 33,915 716
Certara (1) 40,449 869
Elanco Animal Health (1) 38,696 1,009
Guardant Health (1) 32,873 2,177
Phreesia (1) 48,735 1,285
West Pharmaceutical Services  32,116 13,190
Wuxi Biologics Cayman (HKD) (1) 139,000 1,104
20,350
Payors 16.6%
Alignment Healthcare (1) 38,355 431
Anthem  37,496 18,419
Centene (1) 190,628 16,049
Cigna  36,458 8,736
Humana  35,888 15,617
Molina Healthcare (1) 30,394 10,139
Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  121,251 61,834
131,225
Providers 1.4%
agilon health (1) 19,575 496
HCA Healthcare  34,520 8,651
Oak Street Health (1) 18,678 502
Surgery Partners (1) 33,377 1,838
11,487
Total Services 177,718
Total Miscellaneous Common
Stocks  4.3% (4) 33,767
Total Common Stocks (Cost
$396,873) 748,469
CONVERTIBLE PREFERRED STOCKS 4.5%
BIOTECHNOLOGY 1.3%
Other Biotechnology 1.3%
Affinivax, Series C, Acquisition Date:
1/6/21, Cost $605 (1)(2)(3) 19,155 605
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398 (1)(2)(3) 23,994 398
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500 (1)(2)(3) 235,778 500
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21, Cost $201 (1)(2)(3) 97,051 201
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $809 (1)(2)(3) 45,781 809
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 398
FOG Pharma, Series C, Acquisition
Date: 1/11/21-8/2/21, Cost $282 (1)
(2)(3) 19,483 282
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Insitro, Series B, Acquisition Date:
5/21/20, Cost $247 (1)(2)(3) 39,793 727
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 1,471
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
Prime Medicine, Series B, Acquisition
Date: 4/19/21, Cost $319 (1)(2)(3) 72,781 319
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 404
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 497

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Treeline, Series A, Acquisition Date:
4/9/21, Cost $323 (1)(2)(3) 41,232 323
Total Biotechnology 9,982
CONSUMER NONDURABLES 0.5%
Healthcare Services 0.5%
Capsule, Series D, Acquisition Date:
4/7/21, Cost $553 (1)(2)(3) 38,140 553
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 1,330
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 2,016
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 199
Total Consumer Nondurables 4,098
LIFE SCIENCES 1.1%
Life Sciences 1.1%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497 (1)(2)(3) 89,839 497
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 99
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 117,322 99
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595 (1)(2)(3) 171,440 595
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 939
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 797
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 572
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 423
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 1,167
Total Life Sciences 8,483
PRODUCTS & DEVICES 0.2%
Capital Equipment 0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 357
Shares $ Value
(Cost and value in $000s)
‡
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97 (1)
(2)(3) 51,079 121
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 199
677
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $392 (1)(2)(3) 403,778 411
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 565
976
Other Products & Devices 0.0%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397 (1)(2)(3) 31,146 397
397
Total Products & Devices 2,050
SERVICES 1.4%
Other Services 1.3%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 1,371
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 826
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 539
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 315
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 179
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61 (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157 (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533 (1)(2)(3) 56,856 3,207
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 2,172
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 466
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 303
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 312
10,514
Providers 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 445

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 300
745
Total Services 11,259
Total Convertible Preferred Stocks
(Cost $23,924) 35,872
PREFERRED STOCKS 0.5%
LIFE SCIENCES 0.5%
Life Sciences 0.5%
Sartorius (EUR)  8,347 3,684
Total Life Sciences 3,684
Total Preferred Stocks (Cost $1,235) 3,684
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 2,981,897 2,982
Total Short-Term Investments (Cost
$2,982) 2,982
Total Investments in
Securities 100.1%
(Cost $425,014) $ 791,007
Other Assets Less Liabilities (0.1)% (855)
Net Assets 100.0% $ 790,152
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $39,647 and represents 5.0% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 4,237  ¤  ¤ $ 2,982^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $2,982.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Health Sciences Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2022, totaled $681,000 for the period ended March 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 719,757 $ 26,501 $ 2,211 $ 748,469
Convertible Preferred Stocks — — 35,872 35,872
Preferred Stocks — 3,684 — 3,684
Short-Term Investments 2,982 — — 2,982
Total $ 722,739 $ 30,185 $ 38,083 $ 791,007
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 2,755 $ (687) $ 590 $ (447) $ 2,211
Convertible Preferred Stocks 33,259 2,037 1,946 (1,370) 35,872
Total $ 36,014 $ 1,350 $ 2,536 $ (1,817) $ 38,083

T. ROWE PRICE Health Sciences Portfolio

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 2,211 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
10%
- 88%
59% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.6x
– 13.8x
9.1x Increase
Sales growth
rate
42% 42% Increase
Enterprise
value to gross
profit multiple
7.1x 7.1x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
11%
- 12%
12% Decrease
Discount rate
for regulatory
uncertainty
30%
- 100%
30% Decrease
Convertible Preferred Stocks $35,872 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
8.1x
– 13.4x
13.1x Increase
Sales growth
rate
36% 36% Increase
Enterprise
value to gross
profit multiple
11.8x
– 15.0x
13.4x Increase
Gross profit
growth rate
42% 42% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Portfolio

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E309-054Q1 03/22